Warrants (Tables)	9 Months Ended
Mar. 31, 2021
Warrants [Abstract]
Schedule of outstanding common stock purchase warrants
	Outstanding at			Outstanding
Exercise Price	June 30, 2020	Issued / (Exercised) in 2020	Expired	December 31 2020
$0.15	500,000	-	-	500,000
$0.20	105,000	-	25,000	80,000
$0.30	100,000	400,000	-	500,000
$0.40	150,000	-	-	150,000
$0.50	-	500,000	-	500,000
$0.75	300,000	-	-	300,000
	1,155,000	1,260,000	25,000	2,039,000